27. EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits Tables Abstract
Actuarial employee benefit assets and liabilities
				Consolidated
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
	Actuarial asset		Actuarial liabilities
Benefits of pension plans	(99,894)	(111,281)	7,982	41,937
Post-employment healthcare benefits	-	-	897,137	866,784
	(99,894)	(111,281)	905,119	908,721

Reconciliation of employee benefits' assets and liabilities
	12/31/2018	12/31/2017
Present value of defined benefit obligation	3,087,433	3,077,849
Fair value of plan assets	(3,403,906)	(3,305,356)
Deficit(Surplus)	(316,473)	(227,507)
Restriction to actuarial assets due to recovery limitation	224,561	158,163
Liabilities (Assets), net	(91,912)	(69,344)
Liabilities	7,982	41,937
Assets	(99,894)	(111,281)
Net (assets) recognized in the balance sheet	(91,912)	(69,344)

Changes in present value of the defined benefit obligation
	12/31/2018	12/31/2017
Present value of obligations at the beginning of the year	3,077,849	2,872,442
Cost of service	1,169	1,285
Interest cost	304,132	322,359
Benefits paid	(280,493)	(284,777)
Actuarial loss/(gain)	(15,224)	166,540
Present value of obligations at the end of the year	3,087,433	3,077,849

Changes in fair value of the plan assets
	12/31/2018	12/31/2017
Fair value of plan assets at the beginning of the year	(3,305,356)	(3,193,493)
Interest income	(327,830)	(360,013)
Benefits Paid	280,493	284,777
Return on plan assets (less interest income)	(51,213)	(36,627)
Fair value of plan assets at the end of the year	(3,403,906)	(3,305,356)

Employee benefits recognized in the income statement

	12/31/2018	12/31/2017	12/31/2016
Cost of current service	1,169	1,285	1,244
Interest cost	304,132	322,359	311,361
Expected return on plan assets	(327,830)	(360,013)	(345,521)
Interest on the asset ceiling effect	16,340	26,843	22,189
	(6,189)	(9,526)	(10,727)
Total unrecognized costs / (income) (*)	-	6	7
Total costs / (income) recognized in the income statement	(6,189)	(9,532)	(10,734)
Total costs / (income), net (*)	(6,189)	(9.526)	(10,727)

Changes in actuarial gains and losses
	12/31/2018	12/31/2017	12/31/2016
Actuarial losses and (gains)	(15,224)	166,540	393,743
Return on plan assets (less interest income)	(51,213)	(36,627)	(427,523)
Change in the asset’s limit (excluding interest income)	50,058	(97,882)	41,796
	(16,379)	32,031	8,016
Actuarial losses and (gains) recognized in other comprehensive income	(16,379)	32,037	8,023
Unrecognized actuarial (gains)	-	(6)	(7)
Total cost of actuarial losses and (gains) (*)	(16,379)	32,031	8,016

Breakdown of actuarial gains or losses
12/31/2018
Loss due to change in demographic assumptions	(139,813)
Loss due to change in financial assumptions	46,917
Loss due to experience adjustments	77,672
Return on plan assets (less interest income)	(51,213)
Change in asset limit (excluding interest income)	50,058
Actuarial losses and (gains)	(16.379)

Actuarial assumptions used

	12/31/2018	12/31/2017
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Nominal discount rate	Millennium Plan: 9.69% Plan 35%: 9.60% Supplementation: 9.59%	Millennium Plan: 10.42% Plan 35%: 10.30% Supplementation: 10.32%

Inflation rate	4.75%	5.00%
Nominal salary increase rate	5.80%	6.05%
Nominal benefit increase rate	4.75%	5.00%
Rate of return on investments	Millennium Plan: 9.69%	Millennium Plan: 10.42%
	Plan 35%: 9.60% Supplementation: 9.59%	Plan 35%: 10.30% Supplementation: 10.32%
General mortality table	Millennium Plan: AT-2000 smoothed down by 10% segregated by gender. Plans 35%: AT-2000 Male aggravated by 15%. Supplementation: AT-2000 aggravated by 10% segregated by gender.	Millennium Plan, Plans 35% and Supplementation of Average Salary: AT 2000 segregated by gender (10% smoothed)
Disability table	35% Plan and Supplementation: Light Medium. Millenium Plan: Prudential (Ferr. Retirement)	35% Plan and Supplementation: Light Medium. Millenium Plan: Prudential (Ferr. Retirement)
Disability mortality table	Winklevoss - 1%	Winklevoss - 1%
Turnover table	Millenium plan 5% per annum, zero for plans 35% and Supplementation.	Millenium plan 5% per annum, zero for plans 35% and Supplementation.
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household composition of active participants	95% will be married at the time of retirement, with the wife being 4 years younger than the husband	95% will be married at the time of retirement, with the wife being 4 years younger than the husband

Average life expectancy
	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)
	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017

Longevity at age of 65 for current participants
Male	18.00	21.00	18.74	20.45	21.00	21.00
Female	18.00	23.00	22.23	23.02	23.00	23.00

Longevity at age of 65 for current participants who are 40
Male	40.00	43.00	40.60	42.69	43.00	43.00
Female	40.00	47.00	45.37	46.29	47.00	47.00

Allocation of plan assets
		12/31/2018		12/31/2017
Variable income	141,705	4,16%	50,966	1,54%
Fixed income	3,050,099	89,61%	3,085,783	93,36%
Real estate	52,091	1,53%	44,083	1,33%
Others	160,011	4,70%	124,524	3,77%
Total	3,403,906	100,00%	3,305,356	100,00%

Quantitative sensitivity analysis regarding the significant assumptions for the pension plans

						12/31/2018
	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)
Assumption: Discount rate
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	409	(458)	1,650	(1,897)	(502)	316
Effect on present value of obligations	(13,281)	15,342	(70,755)	76,222	(50,666)	54,396

Assumption: Salary growth
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations					252	(223)
Effect on present value of obligations					2,028	(1,792)

Assumption: Benefit adjustment
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	1,439	(1,350)	7,578	(7,079)	5,720	(5,232)
Effect on present value of obligations	14,685	(13,778)	79,305	(74,101)	57,166	(52,366)

Assumption: Mortality table
Sensitivity level	1.0%	-1.0%	1.0%	-1.0%	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	(1,052)	1,054	(4,877)	4,845	(1,120)	1,128
Effect on present value of obligations	(10,680)	10,706	(50,807)	50,468	(12,179)	12,165

Forecast benefit payments of the defined benefit plans
Payments	2018
Year 1	244,606
Year 2	252,778
Year 3	269,332
Year 4	265,261
Year 5	271,570
Next 5 years	1,436,738
Total forecast payments	2,740,285

Post-employment health care plan amounts
	12/31/2018	12/31/2017
Present value of obligations	897,137	866,784
Liabilities	897,137	866,784

Reconciliation of the healthcare liabilities

	12/31/2018	12/31/2017
Actuarial liability at the beginning of the year	866,784	691,262
Expenses recognized in income for the year	85,748	77,269
Sponsor's contributions transferred in prior year	(71,632)	(72,192)
Recognition of actuarial loss/ (gain)	16,237	170,445
Actuarial liability at the end of the year	897,137	866,784

Actuarial gains and losses recognized in shareholders' equity
	12/31/2018	12/31/2017	12/31/2016
Actuarial gain /(loss) on obligation	16,237	170,445	210,257
Gain/(loss) recognized in shareholders' equity	16,237	170,445	210,257

Weighted average life expectancy

	12/31/2018	12/31/2017
Longevity at age of 65 for current participants
Male	19.55	19.55
Female	22.17	22.17

Longevity at age of 65 for current participants who are 40
Male	41.59	41.59
Female	45.30	45.30

Actuarial assumptions used for calculating postemployment healthcare benefits

	12/31/2018	12/31/2017
Biometric and Demographic
General mortality table	AT 2000 segregated by gender	AT 2000 segregated by gender

Financial
Actuarial nominal discount rate	9.62%	10.34%
Inflation	4.75%	5.00%
Real increase in medical costs based on age (Aging Factor)	0.5% - 3.00% real a.a.	0.5% - 3.00% real a.a.
Nominal increase medical costs growth rate	8.15%	8.41%
Average medical cost (Claim cost)	1,054.65	1,001.69

Quantitative sensitivity analysis regarding the significant assumptions for the postemployment healthcare plans

		12/31/2018
	Healthcare Plan
	Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	909	(992)
Effect on present value of obligations	(35,530)	38,727

	Assumption: Medical Inflation
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	8,091	(6,925)
Effect on present value of obligations	84,560	(72,369)

	Assumption: Mortality table
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	(2,161)	2,148
Effect on present value of obligations	(22,582)	22,451

Forecast benefit payments of the postemployment healthcare plans
Forecast benefit payments	2018
Year 1	78,100
Year 2	80,787
Year 3	83,232
Year 4	85,386
Year 5	87,224
Next 5 years	450,767
Total forecast payments	865,496